Salaries and other employee expenses - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) individual	Dec. 31, 2024 individual	Dec. 31, 2023 individual
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Average number of individuals employed | individual	1,279	1,011	999
Expenses recognized | $	$ 3,468